Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 171.1	$ 220.4
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	155.6	237.3
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	265.3	298.8
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	106.3	193.5
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	159.8	216.4
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	134.6	200.7
Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	225.5	248.7
Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	98.3	163.3
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	56.6	70.3
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	56.9	76.9
Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	84.7	99.3
Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	43.4	64.7
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(45.3)	(66.3)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (35.9)	$ (40.3)